Rule 497(e)

Registration No. 333-207937

Amplify ETF Trust
(the “Trust”)

Amplify Samsung SOFR ETF

(the “Fund”)

Supplement to the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information
Dated November 13, 2023

September 11, 2024

Effective September 26, 2024, the Fund’s ticker symbol will change from “SOF” to “SOFR”, as indicted below:

Current Ticker Symbol (NYSE Arca) (through September 25, 2024)	New Ticker Symbol (NYSE Arca) (effective September 26, 2024)
SOF	SOFR

Please Retain This Supplement for Future Reference.